Acquisitions	12 Months Ended
Dec. 31, 2022
Acquisitions
Acquisitions

(4) Acquisitions

Effective 1 July 2022, Evotec acquired 100% of the shares in Rigenerand Srl. in Medolla, Italy. The acquired company operates a certified facility integrating state-of-the-art cGMP manufacturing with R&D, QC and development laboratories. The entity will continue operation under the name Evotec (Modena) Srl. with this acquisition, Evotec is able to expand its cell therapy platform EVOcells with its own high-quality cGMP manufacturing facility.

The purchase price for the shares was k€ 23,000 in cash, increased by an unlimited earn-out as contingent consideration. The contingent consideration is based on a share of net revenues for a cell-based gene therapy product acquired as part of the acquisition (see below). At the time of acquisition, the earn-out was determined based on the discounted expected future cash flows, weighted by the probability that the respective payments will have to be made, in the amount of k€ 14. As of 31 December 2022, the earn-out provision amounts to k€ 14.

The underlying developed technology (cell-based gene therapy product) was recognized at a fair value of k€ 120 on the basis of a risk-adjusted discounted cash flow model, adjusting the previous capitalization at cost. Two further developed technologies were adjusted to a fair value of k€ 0, taking into account the expected future economic potential. The fair value of the other assets and liabilities was determined on the basis of the net carrying amounts at the acquisition date.

The preliminary purchase price allocation resulted in goodwill of k€ 19,622, which is allocated to the Execute segment and the cash-generating unit Aptuit Execute. The main drivers of the goodwill recognized is the ability to have highly qualified employees in combination with a cGMP-certified cell therapy production facility available in a short period of time to meet the needs of internal and external customers.

Evotec’s income statement for the fiscal year 2022 includes a profit of k€ 159 and revenues of k€ 1,715 from the acquisition of Rigenerand. On a pro forma base, Evotec would have recognized revenues of k€ 1,781 and a loss of k€ 889. The transaction costs incurred of k€ 773 were recognized as selling, general and administrative expenses in the income statement in 2022.

The preliminary purchase price allocation as of 1 July 2022 results in the fair values of Evotec (Modena) Srl. at the acquisition date as shown in the following table:

in k€	as of 1 July 2022
Cash and cash equivalents	263
Trade accounts receivables	244
Inventories	29
Property, plant, and equipment	3,809
Intangible assets	727
Deferred tax asset	344
Other assets	374
Trade accounts payable	(382)
Current liabilities	(564)
Non-current liabilities	(1,009)
Other liabilities	(370)
Other accrued liabilities	(73)
Net assets acquired	3,392
Goodwill	19,622
Cost of acquisition	23,014
Contingent consideration	(14)
Cash and cash equivalents acquired	(263)
Cash outflow on acquisition	22,737

Evotec acquired 100% of the shares in Central Glass Germany GmbH, Halle (Westphalia), Germany, effective as of 1 November 2022. The acquired company has a team of highly skilled chemistry experts and a fully operational EU-cGMP certified manufacturing facility. Central Glass Germany GmbH was renamed to Evotec Drug Substance (Germany) GmbH (“Evotec DS”) and continues to operate under this name. The strategic transaction strengthens Evotec’s clinical and commercial manufacturing capacity and capabilities for small molecule therapeutics.

The purchase price for the shares in Central Glass Germany GmbH was € 1 in cash. A performance-based component was not included. In the course of the acquisition Evotec also acquired receivables from an inter-company loan between the seller and Central Glass Germany GmbH.

As part of the preliminary purchase price allocation, an order backlog with a negative fair value of k€ (2,200) was identified based on the Multi-Period Excess Earnings Method (MEEM). In addition, a negative fair value adjustment of inventories in the amount of k€ (981) was recognised. For the other assets and liabilities, the fair value was determined on the basis of the net book values at the time of acquisition.

The transaction generated a bargain purchase price that was recorded in other operating income. The bargain purchase price of k€ 4,909 was determined taking the intrinsic added value on the Group’s operation compared to the seller’s present obligations if it had to discontinue the current operations.

Evotec’s net result for the financial year 2022 includes a loss after tax of k€ 559 and revenues from customer contracts of k€ 2,097 from the acquisition of Central Glass Germany. On a pro forma base, Evotec would have recognised revenues from contracts with customers of k€ 5,396 and a loss of k€ (5,261). Transaction costs of k€ 943 were recognised in the income statement as selling, general and administrative expenses in 2022. The acquisition was allocated to the Aptuit Execute segment.The purchase price allocation results in the acquisition values of Evotec DS at the date of acquisition shown in the table below:

in k€	as of 1 November 2022
Cash and cash equivalents	16,099
Trade accounts receivables	1,210
Inventories	2,903
Prepaid expenses	77
Property, plant, and equipment	6,213
Intangible assets	23
Deferred tax asset	725
Trade accounts payable	(43)
Current provisions	(609)
Contract liabilities	(705)
Current tax payables	(76)
Other payables	(7)
Non-current provisions	(553)
Non-current lease liabilities	(3,940)
Order intake	(2,200)
Acquired net assets	19,117
Bargain Purchase	(4,909)
Consideration transferred	14,208

Cash and cash equivalents	16,099
Purchase price for shareholder loan	(14,208)

Cash outflow on acquisition	1,891

Both acquisitions are still within the initial measurement period as defined within IFRS 3.